                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2016
                                      TO
              THE PROSPECTUS DATED MAY 1, 2015 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2015 (as supplemented) for the Series O (offered between April 30, 2012 and July 19,
2015) variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. HIGHLIGHTS

In the "HIGHLIGHTS" section, add the following disclosure to the end of the fourth paragraph:

   There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (I.E., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).

2. INVESTMENT OPTIONS

Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.

In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:

   The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

   (a) AB Global Dynamic Allocation Portfolio

   (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c) AQR Global Risk Balanced Portfolio

   (d) BlackRock Global Tactical Strategies Portfolio

   (e) Invesco Balanced-Risk Allocation Portfolio

   (f) JPMorgan Global Active Allocation Portfolio

   (g) MetLife Balanced Plus Portfolio

   (h) MetLife Multi-Index Targeted Risk Portfolio

                                                                   SUPP-OIUS516

   (i) PanAgora Global Diversified Risk Portfolio

   (j) Pyramis(R) Managed Risk Portfolio

   (k) Schroders Global Multi-Asset Portfolio

   Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

   If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging Programs - Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:

   This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

3. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:

   FIXED ANNUITY PAYMENTS

   The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.

4. OTHER INFORMATION

In the "OTHER INFORMATION" section under "MetLife USA," add the following paragraph:

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and www.metlifeinvestors.com is replaced with www.metlife.com.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

6. APPENDIX A

Add the following to the end of Appendix A:

   DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio

   (Class A) (closed effective May 1, 2016); and Metropolitan Series Fund:
   Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (closed effective May 1, 2016).

   Effective as of May 1, 2016:

   .   Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio
       (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);

   . Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and

   . Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                                 Minimum Maximum
                                                                                 ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses)  0.57%   1.60%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                        DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                            FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth Fund            0.52%       0.25%      0.03%      --      0.80%         --        0.80%
   American Funds Global Small
     Capitalization Fund                        0.69%       0.25%      0.04%      --      0.98%         --        0.98%
   American Funds Growth Fund                   0.33%       0.25%      0.02%      --      0.60%         --        0.60%
BLACKROCK VARIABLE SERIES FUNDS, INC.
   BlackRock Global Allocation V.I. Fund        0.62%       0.25%      0.25%      --      1.12%       0.13%       0.99%
MET INVESTORS SERIES TRUST
   AB Global Dynamic Allocation Portfolio       0.61%       0.25%      0.03%    0.02%     0.91%       0.02%       0.89%
   Allianz Global Investors Dynamic Multi-
     Asset Plus Portfolio                       0.68%       0.25%      0.42%    0.02%     1.37%       0.15%       1.22%
   American Funds(R) Balanced Allocation
     Portfolio                                  0.06%       0.55%        --     0.42%     1.03%         --        1.03%
   American Funds(R) Growth Allocation
     Portfolio                                  0.06%       0.55%      0.01%    0.43%     1.05%         --        1.05%
   American Funds(R) Moderate Allocation
     Portfolio                                  0.06%       0.55%      0.01%    0.40%     1.02%         --        1.02%
   AQR Global Risk Balanced Portfolio           0.61%       0.25%      0.03%    0.01%     0.90%       0.01%       0.89%
   BlackRock Global Tactical Strategies
     Portfolio                                  0.66%       0.25%      0.01%    0.12%     1.04%       0.03%       1.01%
   BlackRock High Yield Portfolio               0.60%       0.25%      0.07%    0.06%     0.98%         --        0.98%
   Clarion Global Real Estate Portfolio         0.60%       0.25%      0.04%      --      0.89%         --        0.89%
   ClearBridge Aggressive Growth Portfolio      0.55%       0.25%      0.02%      --      0.82%       0.00%       0.82%
   Goldman Sachs Mid Cap Value Portfolio        0.71%       0.25%      0.04%      --      1.00%         --        1.00%
   Harris Oakmark International Portfolio       0.77%       0.25%      0.06%      --      1.08%       0.02%       1.06%
   Invesco Balanced-Risk Allocation
     Portfolio                                  0.64%       0.25%      0.03%    0.03%     0.95%       0.03%       0.92%
   Invesco Comstock Portfolio                   0.56%       0.25%      0.02%      --      0.83%       0.02%       0.81%
   Invesco Mid Cap Value Portfolio              0.64%       0.25%      0.04%    0.08%     1.01%       0.02%       0.99%
   Invesco Small Cap Growth Portfolio           0.85%       0.25%      0.02%      --      1.12%       0.02%       1.10%
   JPMorgan Core Bond Portfolio                 0.55%       0.25%      0.02%      --      0.82%       0.13%       0.69%
   JPMorgan Global Active Allocation
     Portfolio                                  0.72%       0.25%      0.06%      --      1.03%       0.04%       0.99%
   JPMorgan Small Cap Value Portfolio           0.77%       0.25%      0.05%      --      1.07%       0.09%       0.98%
   Loomis Sayles Global Markets Portfolio       0.70%       0.25%      0.08%      --      1.03%         --        1.03%
   Met/Aberdeen Emerging Markets Equity
     Portfolio                                  0.88%       0.25%      0.14%      --      1.27%       0.05%       1.22%
-------------------------------------------------------------------------------------------------------------------------

                                                         DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                             FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------
   Met/Artisan International Portfolio           0.75%       0.25%      0.06%      --      1.06%         --        1.06%
   Met/Eaton Vance Floating Rate Portfolio       0.60%       0.25%      0.07%      --      0.92%         --        0.92%
   Met/Franklin Low Duration Total Return
     Portfolio                                   0.49%       0.25%      0.05%      --      0.79%       0.02%       0.77%
   Met/Wellington Large Cap Research
     Portfolio                                   0.56%       0.25%      0.03%      --      0.84%       0.04%       0.80%
   MetLife Asset Allocation 100 Portfolio        0.07%       0.25%      0.01%    0.68%     1.01%         --        1.01%
   MetLife Balanced Plus Portfolio               0.24%       0.25%        --     0.42%     0.91%       0.00%       0.91%
   MetLife Multi-Index Targeted Risk
     Portfolio                                   0.17%       0.25%      0.02%    0.22%     0.66%         --        0.66%
   MetLife Small Cap Value Portfolio             0.75%       0.25%      0.02%    0.07%     1.09%       0.00%       1.09%
   MFS(R) Research International Portfolio       0.69%       0.25%      0.07%      --      1.01%       0.06%       0.95%
   Morgan Stanley Mid Cap Growth
     Portfolio                                   0.65%       0.25%      0.03%      --      0.93%       0.01%       0.92%
   Oppenheimer Global Equity Portfolio           0.66%       0.25%      0.05%      --      0.96%       0.08%       0.88%
   PanAgora Global Diversified Risk
     Portfolio                                   0.65%       0.25%      0.60%    0.04%     1.54%       0.20%       1.34%
   PIMCO Inflation Protected Bond Portfolio      0.47%       0.25%      0.15%      --      0.87%       0.01%       0.86%
   PIMCO Total Return Portfolio                  0.48%       0.25%      0.04%      --      0.77%       0.04%       0.73%
   Pyramis(R) Government Income Portfolio        0.42%       0.25%      0.03%      --      0.70%       0.00%       0.70%
   Pyramis(R) Managed Risk Portfolio             0.45%       0.25%      0.04%    0.53%     1.27%       0.11%       1.16%
   Schroders Global Multi-Asset Portfolio        0.64%       0.25%      0.08%    0.01%     0.98%         --        0.98%
   SSGA Growth and Income ETF Portfolio          0.31%       0.25%        --     0.22%     0.78%         --        0.78%
   SSGA Growth ETF Portfolio                     0.32%       0.25%      0.02%    0.24%     0.83%         --        0.83%
   T. Rowe Price Large Cap Value Portfolio       0.57%       0.25%      0.02%      --      0.84%         --        0.84%
   TCW Core Fixed Income Portfolio               0.55%       0.25%      0.03%    0.02%     0.85%       0.13%       0.72%
METROPOLITAN SERIES FUND
   Baillie Gifford International Stock
     Portfolio                                   0.79%       0.25%      0.07%      --      1.11%       0.12%       0.99%
   Barclays Aggregate Bond Index Portfolio       0.25%       0.30%      0.03%      --      0.58%       0.01%       0.57%
   BlackRock Bond Income Portfolio               0.32%       0.25%      0.04%      --      0.61%       0.00%       0.61%
   BlackRock Capital Appreciation Portfolio      0.69%         --       0.02%      --      0.71%       0.05%       0.66%
   BlackRock Large Cap Value Portfolio           0.63%       0.25%      0.03%      --      0.91%       0.03%       0.88%
   BlackRock Ultra-Short Term Bond
     Portfolio                                   0.34%       0.25%      0.03%      --      0.62%       0.02%       0.60%
   Jennison Growth Portfolio                     0.60%       0.25%      0.02%      --      0.87%       0.08%       0.79%
   Loomis Sayles Small Cap Growth
     Portfolio                                   0.90%       0.25%      0.05%      --      1.20%       0.09%       1.11%
   Met/Dimensional International Small
     Company Portfolio                           0.81%       0.25%      0.14%      --      1.20%       0.01%       1.19%
   Met/Wellington Core Equity
     Opportunities Portfolio                     0.70%       0.15%      0.02%      --      0.87%       0.12%       0.75%
   MetLife Asset Allocation 20 Portfolio         0.09%       0.25%      0.02%    0.52%     0.88%       0.01%       0.87%
   MetLife Asset Allocation 40 Portfolio         0.06%       0.25%        --     0.56%     0.87%         --        0.87%
   MetLife Asset Allocation 60 Portfolio         0.05%       0.25%        --     0.60%     0.90%         --        0.90%
   MetLife Asset Allocation 80 Portfolio         0.05%       0.25%        --     0.65%     0.95%         --        0.95%
   MetLife Mid Cap Stock Index Portfolio         0.25%       0.30%      0.04%    0.01%     0.60%       0.00%       0.60%
   MetLife Stock Index Portfolio                 0.25%       0.30%      0.02%      --      0.57%       0.01%       0.56%
   MFS(R) Total Return Portfolio                 0.55%       0.25%      0.05%      --      0.85%         --        0.85%
--------------------------------------------------------------------------------------------------------------------------

                                                    DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                       AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
INVESTMENT PORTFOLIO                        FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Portfolio                   0.70%       0.25%      0.02%      --      0.97%       0.14%       0.83%
   MSCI EAFE(R) Index Portfolio             0.30%       0.30%      0.10%    0.01%     0.71%       0.00%       0.71%
   Neuberger Berman Genesis Portfolio       0.81%       0.25%      0.03%      --      1.09%       0.01%       1.08%
   Russell 2000(R) Index Portfolio          0.25%       0.30%      0.06%    0.01%     0.62%       0.00%       0.62%
   T. Rowe Price Large Cap Growth
     Portfolio                              0.60%       0.25%      0.02%      --      0.87%       0.02%       0.85%
   T. Rowe Price Small Cap Growth
     Portfolio                              0.47%       0.30%      0.03%      --      0.80%         --        0.80%
   Western Asset Management Strategic
     Bond Opportunities Portfolio           0.59%       0.25%      0.04%      --      0.88%       0.04%       0.84%
   Western Asset Management U.S.
     Government Portfolio                   0.47%       0.25%      0.02%      --      0.74%       0.01%       0.73%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Global Infrastructure Portfolio          0.85%       0.25%      0.50%      --      1.60%       0.48%       1.12%
---------------------------------------------------------------------------------------------------------------------

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   American Funds Global Growth Fund
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund

BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:

   BlackRock Global Allocation V.I. Fund

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio (Class B)*
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)* American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   American Funds(R) Moderate Allocation Portfolio (Class C)
   AQR Global Risk Balanced Portfolio (Class B)*
   BlackRock Global Tactical Strategies Portfolio (Class B)*
   BlackRock High Yield Portfolio (Class B)
   Clarion Global Real Estate Portfolio (Class B)
   ClearBridge Aggressive Growth Portfolio (Class B)
   Goldman Sachs Mid Cap Value Portfolio (Class B)
   Harris Oakmark International Portfolio (Class B)
   Invesco Balanced-Risk Allocation Portfolio (Class B)*
   Invesco Comstock Portfolio (Class B)
   Invesco Mid Cap Value Portfolio (Class B)
   Invesco Small Cap Growth Portfolio (Class B)
   JPMorgan Core Bond Portfolio (Class B)
   JPMorgan Global Active Allocation Portfolio (Class B)*
   JPMorgan Small Cap Value Portfolio (Class B)
   Loomis Sayles Global Markets Portfolio (Class B)
   Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)
   Met/Artisan International Portfolio (Class B)
   Met/Eaton Vance Floating Rate Portfolio (Class B)
   Met/Franklin Low Duration Total Return Portfolio (Class B)
   Met/Wellington Large Cap Research Portfolio (Class B) (formerly WMC Large Cap Research Portfolio)
   MetLife Asset Allocation 100 Portfolio (Class B)
   MetLife Balanced Plus Portfolio (Class B)*
   MetLife Multi-Index Targeted Risk Portfolio (Class B)*
   MetLife Small Cap Value Portfolio (Class B)
   MFS(R) Research International Portfolio (Class B)
   Morgan Stanley Mid Cap Growth Portfolio (Class B)
   Oppenheimer Global Equity Portfolio (Class B)
   PanAgora Global Diversified Risk Portfolio (Class B)*
   PIMCO Inflation Protected Bond Portfolio (Class B)

   PIMCO Total Return Portfolio (Class B)
   Pyramis(R) Government Income Portfolio (Class B)*
   Pyramis(R) Managed Risk Portfolio (Class B)*
   Schroders Global Multi-Asset Portfolio (Class B)*
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio (Class B)
   TCW Core Fixed Income Portfolio (Class B)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)
   Barclays Aggregate Bond Index Portfolio (Class G)*
   BlackRock Bond Income Portfolio (Class B)
   BlackRock Capital Appreciation Portfolio (Class A)
   BlackRock Large Cap Value Portfolio (Class B)
   BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)
   Jennison Growth Portfolio (Class B)
   Loomis Sayles Small Cap Growth Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) Met/Wellington Core Equity Opportunities Portfolio (Class E)
   MetLife Asset Allocation 20 Portfolio (Class B)
   MetLife Asset Allocation 40 Portfolio (Class B)
   MetLife Asset Allocation 60 Portfolio (Class B)
   MetLife Asset Allocation 80 Portfolio (Class B)
   MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class G)
   MFS(R) Total Return Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   T. Rowe Price Small Cap Growth Portfolio (Class G)
   Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Western Asset Management U.S. Government Portfolio (Class B)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   Global Infrastructure Portfolio

* If you elect the GMIB Max rider and/or the EDB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max rider and/or the EDB Max rider.

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objective of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
(CLASS 2)

American Funds Global Growth Fund      Seeks long-term growth of capital.     Capital Research and Management
                                                                              Company
American Funds Global Small            Seeks long-term growth of capital.     Capital Research and Management
Capitalization Fund                                                           Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management
                                                                              Company
BLACKROCK VARIABLE SERIES FUNDS, INC.
(CLASS III)

BlackRock Global Allocation V.I. Fund  Seeks high total investment return.    BlackRock Advisors, LLC
MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic       Seeks total return.                    MetLife Advisers, LLC
Multi-Asset Plus Portfolio (Class B)*                                         Subadviser: Allianz Global Investors
                                                                              U.S. LLC
American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio (Class C)                    of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
Portfolio (Class C)
American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
Portfolio (Class C)                    of income and growth of capital, with
                                       a greater emphasis on income.
AQR Global Risk Balanced Portfolio     Seeks total return.                    MetLife Advisers, LLC
(Class B)*                                                                    Subadviser: AQR Capital Management,
                                                                              LLC
BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: BlackRock Financial
                                                                              Management, Inc.
BlackRock High Yield Portfolio         Seeks to maximize total return,        MetLife Advisers, LLC
(Class B)                              consistent with income generation and  Subadviser: BlackRock Financial
                                       prudent investment management.         Management, Inc.
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
(Class B)                              in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: ClearBridge Investments,
                                                                              LLC
Goldman Sachs Mid Cap Value Portfolio  Seeks long-term capital appreciation.  MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Goldman Sachs Asset
                                                                              Management, L.P.
Harris Oakmark International           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC
Portfolio (Class B)*                                                          Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)   Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio        Seeks high total return by investing   MetLife Advisers, LLC
(Class B)                              in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
(Class B)                                                                     Subadviser: Invesco Advisers, Inc.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
JPMorgan Core Bond Portfolio (Class B) Seeks to maximize total return.        MetLife Advisers, LLC
                                                                              Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Small Cap Value Portfolio     Seeks long-term capital growth.        MetLife Advisers, LLC
(Class B)                                                                     Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return     MetLife Advisers, LLC
Portfolio (Class B)                    through a combination of capital       Subadviser: Loomis, Sayles &
                                       appreciation and income.               Company, L.P.
Met/Aberdeen Emerging Markets Equity   Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B) (formerly MFS(R)                                          Subadviser: Aberdeen Asset Managers
Emerging Markets Equity Portfolio)                                            Limited
Met/Artisan International Portfolio    Seeks maximum long-term capital        MetLife Advisers, LLC
(Class B)                              growth.                                Subadviser: Artisan Partners Limited
                                                                              Partnership
Met/Eaton Vance Floating Rate          Seeks a high level of current income.  MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Eaton Vance Management
Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio (Class B)             while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio (Class B) (formerly WMC                                             Subadviser: Wellington Management
Large Cap Research Portfolio)                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.               MetLife Advisers, LLC
Portfolio (Class B)
MetLife Balanced Plus Portfolio        Seeks a balance between a high level   MetLife Advisers, LLC
(Class B)*                             of current income and growth of        Subadviser: Overlay Portion: Pacific
                                       capital, with a greater emphasis on    Investment Management Company
                                       growth of capital.                     LLC
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC
Portfolio (Class B)*                   capital and current income, with a     Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of capital. Investment Advisors, LLC
MetLife Small Cap Value Portfolio      Seeks long-term capital appreciation.  MetLife Advisers, LLC
(Class B)                                                                     Subadvisers: Delaware Investments
                                                                              Fund Advisers; Wells Capital
                                                                              Management Incorporated (formerly
                                                                              Third Avenue Management LLC)
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Morgan Stanley
                                                                              Investment Management Inc.
Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
(Class B)                                                                     Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC
Portfolio (Class B)*                                                          Subadviser: PanAgora Asset
                                                                              Management, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio (Class B)                    with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
PIMCO Total Return Portfolio (Class B) Seeks maximum total return,            MetLife Advisers, LLC
                                       consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio (Class B)*                   consistent with preservation of        Subadviser: FIAM LLC
                                       principal.
Pyramis(R) Managed Risk Portfolio      Seeks total return.                    MetLife Advisers, LLC
(Class B)*                                                                    Subadviser: FIAM LLC
Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio (Class B)*                   current income.                        Subadvisers: Schroder Investment
                                                                              Management North America Inc.;
                                                                              Schroder Investment Management
                                                                              North America Limited

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
SSGA Growth and Income ETF Portfolio   Seeks growth of capital and income.    MetLife Advisers, LLC
(Class B)                                                                     Subadviser: SSGA Funds Management,
                                                                              Inc.
SSGA Growth ETF Portfolio (Class B)    Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: SSGA Funds Management,
                                                                              Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio (Class B)                    by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.
TCW Core Fixed Income Portfolio        Seeks to maximize total return         MetLife Advisers, LLC
(Class B)                              consistent with the preservation of    Subadviser: TCW Investment
                                       capital.                               Management Company
METROPOLITAN SERIES FUND

Baillie Gifford International Stock    Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Baillie Gifford Overseas
                                                                              Limited
Barclays Aggregate Bond Index          Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio (Class G)*                   Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment
                                                                              Advisors, LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return       MetLife Advisers, LLC
(Class B)                              primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class A)                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
(Class B)                                                                     Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income   MetLife Advisers, LLC
Portfolio (Class B) (formerly          consistent with preservation of        Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio)      capital.
Jennison Growth Portfolio (Class B)    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: Loomis, Sayles &
                                                                              Company, L.P.
Met/Dimensional International Small    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Company Portfolio (Class B)                                                   Subadviser: Dimensional Fund
                                                                              Advisors LP
Met/Wellington Core Equity             Seeks to provide a growing stream of   MetLife Advisers, LLC
Opportunities Portfolio (Class E)      income over time and, secondarily,     Subadviser: Wellington Management
                                       long-term capital appreciation and     Company LLP
                                       current income.
MetLife Asset Allocation 20 Portfolio  Seeks a high level of current income,  MetLife Advisers, LLC
(Class B)                              with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40 Portfolio  Seeks high total return in the form    MetLife Advisers, LLC
(Class B)                              of income and growth of capital, with
                                       a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level   MetLife Advisers, LLC
(Class B)                              of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80 Portfolio  Seeks growth of capital.               MetLife Advisers, LLC
(Class B)
MetLife Mid Cap Stock Index Portfolio  Seeks to track the performance of the  MetLife Advisers, LLC
(Class G)                              Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Advisors, LLC
MetLife Stock Index Portfolio          Seeks to track the performance of the  MetLife Advisers, LLC
(Class G)                              Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
(Class B)                              through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
MFS(R) Value Portfolio (Class B)       Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
MSCI EAFE(R) Index Portfolio (Class G) Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                              Advisors, LLC

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting    MetLife Advisers, LLC
(Class B)                              principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
Russell 2000(R) Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
(Class G)                              Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                              Advisors, LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (Class B)                                                           Subadviser: T. Rowe Price Associates,
                                                                              Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
Portfolio (Class G)                                                           Subadviser: T. Rowe Price Associates,
                                                                              Inc.
Western Asset Management Strategic     Seeks to maximize total return         MetLife Advisers, LLC
Bond Opportunities Portfolio (Class B) consistent with preservation of        Subadviser: Western Asset
                                       capital.                               Management Company
Western Asset Management U.S.          Seeks to maximize total return         MetLife Advisers, LLC
Government Portfolio (Class B)         consistent with preservation of        Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.  Company
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC. (CLASS II)

Global Infrastructure Portfolio        Seeks both capital appreciation and    Morgan Stanley Investment
                                       current income.                        Management Inc.
                                                                              Subadvisers: Morgan
                                                                              Stanley Investment Management
                                                                              Company; Morgan Stanley Investment
                                                                              Management Limited

* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios.
(See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.